Average Annual Total Returns - StrategicAdvisersCoreIncomeFund-PRO - StrategicAdvisersCoreIncomeFund-PRO - Strategic Advisers Core Income Fund	Apr. 29, 2024
Strategic Advisers Core Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.36%
Past 5 years	1.62%
Past 10 years	2.20%
Strategic Advisers Core Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.65%
Past 5 years	0.10%
Past 10 years	0.79%
Strategic Advisers Core Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.72%
Past 5 years	0.65%
Past 10 years	1.10%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%